Cromwell Sustainable Balanced Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 58.9%
Broadline Retail - 4.4%
Amazon.com, Inc.
(a)
................................................................... 2,747 $ 522,644
Building Products - 1.6%
Builders FirstSource, Inc.
(a)
............................................................. 1,510 188,659
Capital Markets - 3.0%
Jefferies Financial Group, Inc. ........................................................... 2,205 118,122
The Charles Schwab Corp. .............................................................. 3,001 234,918
353,040
Chemicals - 3.4%
Air Products and Chemicals, Inc. ......................................................... 489 144,216
The Sherwin-Williams Co. ............................................................... 742 259,099
403,315
Construction Materials - 1.9%
Martin Marietta Materials, Inc. .......................................................... 470 224,721
Electrical Equipment - 1.3%
GE Vernova, Inc. ..................................................................... 500 152,640
Health Care Technology - 1.5%
Veeva Systems, Inc. - Class A
(a)
........................................................ 795 184,146
Hotels, Restaurants & Leisure - 1.5%
Expedia Group, Inc. ................................................................... 1,065 179,027
Independent Power and Renewable Electricity Producers - 4.1%
Talen Energy Corp.
(a)
.................................................................. 2,431 485,398
Insurance - 1.5%
The Progressive Corp. ................................................................. 621 175,749
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A ................................................................. 521 80,567
Meta Platforms, Inc. - Class A ........................................................... 649 374,058
454,625
IT Services - 0.6%
Accenture PLC - Class A ............................................................... 212 66,152
Life Sciences Tools & Services - 4.1%
Danaher Corp. ........................................................................ 1,677 343,785
IQVIA Holdings, Inc.
(a)
.................................................................. 839 147,916
491,701

Cromwell Sustainable Balanced Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Personal Care Products - 1.8%
elf Beauty, Inc.
(a)
...................................................................... 3,380 $ 212,230
Real Estate Management & Development - 1.9%
CoStar Group, Inc.
(a)
.................................................................. 2,886 228,658
Semiconductors & Semiconductor Equipment - 6.3%
Entegris, Inc. .......................................................................... 1,984 173,560
NVIDIA Corp. .......................................................................... 3,334 361,339
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ....................................... 1,308 217,128
752,027
Software - 10.6%
Gitlab, Inc. - Class A
(a)
.................................................................. 3,083 144,901
Intuit, Inc. ............................................................................. 368 225,948
Microsoft Corp. ........................................................................ 1,179 442,585
Palo Alto Networks, Inc.
(a)
............................................................... 1,580 269,611
Salesforce, Inc. ........................................................................ 649 174,166
1,257,211
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B ................................................................... 1,868 118,581
Trading Companies & Distributors - 2.3%
Ferguson Enterprises, Inc. ............................................................. 1,721 275,756
Wireless Telecommunication Services - 2.3%
T-Mobile US, Inc. ..................................................................... 1,034 275,778
TOTAL COMMON STOCKS (Cost $6,865,835) ............................................................ 7,002,058
Par
U.S. TREASURY SECURITIES - 24.3%
United States Treasury Note/Bond
4.63%, 06/30/2026 ................................................................... $ 400,000 403,023
4.25%, 03/15/2027 ................................................................... 450,000 452,892
4.25%, 02/28/2029 ................................................................... 750,000 758,921
3.63%, 09/30/2031 ................................................................... 400,000 390,125
4.00%, 02/15/2034 ................................................................... 400,000 394,641
4.38%, 05/15/2034 ................................................................... 200,000 202,746
4.25%, 02/15/2054 ................................................................... 300,000 282,750
TOTAL U.S. TREASURY SECURITIES (Cost $2,882,436) .................................................. 2,885,098
CORPORATE BONDS - 12.6%
Banks - 2.0%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037 ........ 100,000 89,783
Citigroup, Inc., 2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 ........................ 50,000 42,720
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035 ...................... 50,000 51,838

Cromwell Sustainable Balanced Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Par Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035 ..... $ 50,000 $ 50,191
234,532
Beverages - 0.8%
Coca-Cola Co., 5.20%, 01/14/2055 ...................................................... 50,000 48,222
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052 ................................................ 50,000 41,732
89,954
Biotechnology - 0.4%
Amgen, Inc., 4.20%, 03/01/2033 ........................................................ 50,000 47,417
Capital Markets - 0.4%
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 50,000 48,826
Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 0.4%
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 ...................................... 50,000 49,956
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 3.40%, 03/22/2041 ........................................ 50,000 38,518
Electronic Computer Manufacturing - 0.4%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026 ..................................... 50,000 50,206
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc., 3.00%, 10/30/2029 .......................................... 50,000 46,206
Financial Services - 0.4%
Fiserv, Inc., 3.50%, 07/01/2029 ......................................................... 50,000 47,562
Food Products - 0.9%
General Mills, Inc., 4.95%, 03/29/2033 .................................................... 50,000 49,503
The J. M. Smucker Co., 6.20%, 11/15/2033 ............................................... 50,000 53,267
102,770
Healthcare-Services - 1.2%
Elevance Health, Inc., 5.65%, 06/15/2054 ................................................. 50,000 48,265
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034 .................................. 50,000 48,165
UnitedHealth Group, Inc., 5.63%, 07/15/2054 .............................................. 50,000 49,115
145,545
Insurance - 0.9%
Arthur J Gallagher & Co., 5.15%, 02/15/2035 .............................................. 50,000 49,593
Principal Financial Group, Inc., 5.38%, 03/15/2033 ......................................... 50,000 50,896
100,489

Cromwell Sustainable Balanced Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
4
Par Value
CORPORATE BONDS - (Continued)
Machinery - 1.2%
IDEX Corp., 4.95%, 09/01/2029 ......................................................... $ 50,000 $ 50,115
Nordson Corp., 4.50%, 12/15/2029 ....................................................... 50,000 49,255
Xylem, Inc., 4.38%, 11/01/2046 .......................................................... 50,000 41,804
141,174
Real Estate Investment Trusts - 0.8%
Brixmor Operating Partnership LP, 5.75%, 02/15/2035 ...................................... 25,000 25,413
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 ................................. 20,000 20,391
Host Hotels & Resorts LP, 5.70%, 07/01/2034 ............................................. 50,000 50,053
95,857
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.15%, 11/15/2031 ...................................................... 25,000 25,364
Intel Corp., 5.00%, 02/21/2031 .......................................................... 50,000 49,989
75,353
Software - 0.4%
Oracle Corp., 5.50%, 09/27/2064 ....................................................... 50,000 45,365
Specialty Retail - 0.3%
Lowe's Cos., Inc., 4.45%, 04/01/2062 ................................................... 50,000 38,930
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 ....................................... 50,000 49,472
Trading Companies & Distributors - 0.4%
Air Lease Corp., 1.88%, 08/15/2026 ..................................................... 50,000 48,158
TOTAL CORPORATE BONDS (Cost $1,502,644) .......................................................... 1,496,290
TOTAL INVESTMENTS - 95.8% (Cost $11,250,915) ........................................................ $ 11,383,446
Other Assets in Excess of Liabilities - 4.2% ................................................................ 502,968
TOTAL NET ASSETS - 100% ...........................................................................
$ 11,886,414
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Non-income producing security.